Note 6 (Tables)	6 Months Ended
Jun. 30, 2021
Risk Management [Abstract]
Operations With Moratorium Given By The Group [Table Text Block]
The amount of payment deferrals (existing and completed) under EBA standards and the financing granted with public guarantees given at a Group level, as well as the number of customers of both measures, as of June 30, 2021 and December 31, 2020, are as follows:

Amount of payment deferrals and financing with public guarantees of the Group (Millions of Euros)
	Payment deferrals				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number of customers	Total payment deferrals and guarantees	(%) credit investment
June 2021	2,778	22,669	25,447	2,651,810	16,093	259,773	41,539	12.0%
December 2020	6,536	21,868	28,405	2,779,964	16,053	249,458	44,458	12.9%

Operations Given By The Group With Public Guarantee [Table Text Block]
The amount of payment deferrals (existing and completed) under EBA standards and financing granted with public guarantees given at a Group level, broken down by segment, as of June 30, 2021 and December 31, 2020, are as follow:

Amount of payment deferral and financing with public guarantees (Millions of Euros)
	Payment deferrals						Financing with public guarantees
	Existing		Completed		Total
	June 2021	December 2020	June 2021	December 2020	June 2021	December 2020	June 2021	December 2020
Group	2,778	6,536	22,669	21,868	25,447	28,405	16,093	16,053
Customers	2,076	4,503	15,087	14,550	17,162	19,052	1,292	1,235
Of which: Mortgages	1,877	3,587	9,063	7,471	10,941	11,059	1	1
SMEs	488	1,023	4,321	4,743	4,809	5,766	10,739	10,573
Non-financial corporations	202	961	3,074	2,397	3,276	3,358	4,043	4,232
Other	12	50	187	179	199	229	18	13

Amount of payment deferrals by stages (Millions of Euros)
	Stage 1		Stage 2		Stage 3		Total
	June 2021	December 2020	June 2021	December 2020	June 2021	December 2020	June 2021	December 2020
Group	15,126	18,602	7,916	7,736	2,405	2,066	25,447	28,405
Customers	10,341	12,336	4,849	4,997	1,972	1,719	17,162	19,052
Of which: Mortgages	6,570	7,347	3,137	2,844	1,234	867	10,941	11,059
SMEs	3,048	4,147	1,399	1,327	362	292	4,809	5,766
Non-financial corporations	1,563	1,903	1,643	1,399	70	56	3,276	3,358
Other	173	216	26	13	—	—	199	229

GDP Unemployment Rate IPV By Country [Table Text Block]	The estimate for the next five years of the Gross Domestic Product (GDP), of the variation in the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, is determined by BBVA Research and it has been used at the time of the calculation of the expected credit loss as of June 30, 2021:

Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	6.09%	15.38%	(1.88)%	5.54%	4.67%	1.02%	8.90%	12.69%
2022	7.44%	13.05%	1.94%	3.41%	4.65%	1.36%	6.83%	11.74%
2023	2.99%	11.11%	4.16%	2.41%	4.62%	0.79%	4.19%	12.15%
2024	2.28%	9.73%	3.91%	2.06%	4.57%	2.36%	4.11%	12.47%
2025	2.22%	8.49%	3.49%	1.69%	4.50%	2.77%	4.15%	12.53%
2026	2.18%	7.39%	2.94%	1.51%	4.44%	2.58%	4.16%	12.54%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	12.65%	9.90%	11.81%	9.95%	6.85%	15.83%
2022	6.54%	8.55%	5.86%	8.63%	5.66%	14.76%
2023	3.92%	8.30%	2.19%	7.91%	3.40%	14.26%
2024	3.59%	6.98%	2.10%	7.40%	3.51%	12.76%
2025	3.38%	6.80%	2.12%	6.84%	3.51%	11.64%
2026	3.30%	6.72%	2.22%	6.82%	3.61%	10.76%

Estimate of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	5.47%	16.58%	(3.28)%	4.67%	4.78%	1.08%	4.98%	13.91%
2022	6.96%	14.65%	0.33%	2.77%	4.84%	1.24%	4.50%	13.12%
2023	2.91%	12.73%	3.62%	2.31%	4.77%	0.68%	4.03%	12.76%
2024	2.27%	11.30%	3.49%	2.02%	4.70%	2.40%	3.99%	12.71%
2025	2.22%	10.00%	3.04%	1.67%	4.63%	2.75%	4.03%	12.71%
2026	2.19%	8.75%	2.49%	1.49%	4.56%	2.56%	4.04%	12.71%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	10.01%	10.04%	7.01%	10.80%	5.46%	16.03%
2022	4.76%	8.79%	2.98%	9.68%	4.80%	15.05%
2023	3.78%	8.52%	2.02%	8.65%	3.40%	14.55%
2024	3.59%	7.17%	2.00%	7.93%	3.51%	13.05%
2025	3.38%	6.97%	1.99%	7.33%	3.51%	11.93%
2026	3.30%	6.90%	2.09%	7.33%	3.61%	11.03%

Negative scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	4.87%	17.74%	(4.70)%	3.84%	4.91%	1.09%	0.99%	15.09%
2022	6.51%	16.20%	(1.08)%	2.12%	5.03%	1.03%	1.86%	14.56%
2023	2.83%	14.30%	3.03%	2.22%	4.94%	0.49%	3.88%	13.41%
2024	2.23%	12.87%	2.84%	1.97%	4.84%	2.32%	3.90%	12.94%
2025	2.18%	11.53%	2.28%	1.63%	4.76%	2.75%	3.96%	12.89%
2026	2.15%	10.13%	1.73%	1.45%	4.69%	2.56%	3.96%	12.88%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	7.36%	10.18%	2.26%	11.62%	4.06%	16.22%
2022	2.97%	9.04%	(0.26)%	10.69%	3.89%	15.33%
2023	3.63%	8.75%	1.82%	9.38%	3.40%	14.82%
2024	3.59%	7.38%	1.86%	8.43%	3.51%	13.32%
2025	3.38%	7.18%	1.84%	7.79%	3.51%	12.18%
2026	3.30%	7.11%	1.93%	7.80%	3.61%	11.27%

Expected loss variation [Table Text Block]
Sensitivity to macroeconomic scenarios
A sensitivity exercise has been carried out on the expected losses due to variations in the key hypotheses as they are the ones that introduce the greatest uncertainty in estimating such losses. As a first step, GDP and House Prices have been identified as the most relevant variables. These variables have been subjected to shocks of +/- 100 bps in their entire window with impact of the macro models. Independent sensitivities have been assessed, under the assumption of assigning a 100% probability to each determined scenario with these independent shocks.
Variation in provisions is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued: or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario.
The expected loss variation is as follow:

June 2021 (*)
	BBVA Group					Spain			Mexico			Turkey
GPD	Total Portfolio	Retail	Mortgages	Wholesaler	Fixed income	Total Portfolio	Mortgages	Companies	Total Portfolio	Mortgages	Cards	Total Portfolio	Mortgages	Cards
-100pb	3.32%	3.15%	3.41%	4.28%	1.73%	3.32%	4.03%	4.16%	3.73%	2.06%	6.57%	1.56%	1.58%	1.62%
+100pb	(3.07)%	(2.90)%	(2.92)%	(4.01)%	(1.73)%	(3.06)%	(3.35)%	(3.97)%	(3.56)%	(1.96)%	(6.07)%	(1.47)%	(1.55)%	(1.47)%
Housing price
-100pb							5.17%	0.78%		3.66%
+100pb							(5.11)%	(0.77)%		(3.43)%
(*) Last available data as of May 31, 2021, and from Turkey as of December 31, 2020.

Maximum Exposure to Credit Risk [Table Text Block]
In accordance with IFRS 7 “Financial Instruments: Disclosures”, the BBVA Group’s credit risk exposure by headings in the balance sheets as of June 30, 2021 and December 31, 2020 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by the nature of the financial instruments and counterparties:

Maximum credit risk exposure (Millions of Euros)
	Notes	June 2021	Stage 1	Stage 2	Stage 3
Financial assets held for trading		76,852
Debt securities	9	25,116
Equity instruments	9	14,315
Loans and advances	9	37,421
Non-trading financial assets mandatorily at fair value through profit or loss		5,742
Loans and advances	10	722
Debt securities	10	194
Equity instruments	10	4,827
Financial assets designated at fair value through profit or loss	11	1,107
Derivatives (trading and hedging)		43,528
Financial assets at fair value through other comprehensive income		73,252
Debt securities		71,877	71,531	345	—
Equity instruments	12	1,347
Loans and advances to credit institutions	12	27	27	—	—
Financial assets at amortized cost		379,722	332,953	31,734	15,036
Loans and advances to central banks		5,098	5,098	—	—
Loans and advances to credit institutions		11,877	11,858	15	4
Loans and advances to customers		327,372	280,797	31,562	15,013
Debt securities		35,375	35,199	157	19
Total financial assets risk		580,202	—	—	—
Total loan commitments and financial guarantees		159,688	148,865	10,019	804
Loan commitments given	30	112,127	106,241	5,745	141
Financial guarantees given	30	10,937	9,620	1,044	273
Other commitments given	30	36,624	33,004	3,231	389
Total maximum credit exposure		739,890

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2020	Stage 1	Stage 2	Stage 3
Financial assets held for trading		68,075
Debt securities	9	23,970
Equity instruments	9	11,458
Loans and advances	9	32,647
Non-trading financial assets mandatorily at fair value through profit or loss		5,198
Loans and advances	10	709
Debt securities	10	356
Equity instruments	10	4,133
Financial assets designated at fair value through profit or loss	11	1,117
Derivatives (trading and hedging)		46,302
Financial assets at fair value through other comprehensive income		69,537
Debt securities		68,404	67,995	410	—
Equity instruments	12	1,100
Loans and advances to credit institutions	12	33	33	—	—
Financial assets at amortized cost		379,857	334,552	30,607	14,698
Loans and advances to central banks		6,229	6,229	—	—
Loans and advances to credit institutions		14,591	14,565	20	6
Loans and advances to customers		323,252	277,998	30,581	14,672
Debt securities		35,785	35,759	6	20
Total financial assets risk		570,084	—	—	—
Total loan commitments and financial guarantees		179,440	165,726	12,682	1,032
Loan commitments given	30	132,584	124,104	8,214	265
Financial guarantees given	30	10,665	9,208	1,168	290
Other commitments given	30	36,190	32,414	3,300	477
Total maximum credit exposure		749,524

Maximum Credit Risk Exposure Accumulated Value Corrections [Table Text Block]
The breakdown by geographical location and Stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2021 and December 31, 2020 is shown below:

June 2021 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	197,698	170,980	18,575	8,143	(5,378)	(697)	(974)	(3,707)	192,320	170,283	17,601	4,436
Mexico	54,931	48,722	4,463	1,746	(2,056)	(719)	(402)	(935)	52,875	48,003	4,061	811
Turkey (**)	39,186	31,215	4,616	3,355	(2,275)	(197)	(438)	(1,640)	36,911	31,019	4,178	1,715
South America (***)	34,532	28,866	3,906	1,760	(1,903)	(357)	(430)	(1,117)	32,629	28,510	3,476	643
Others	1,025	1,013	3	9	(8)	(1)	—	(7)	1,017	1,012	2	2
Total (****)	327,372	280,797	31,562	15,013	(11,620)	(1,970)	(2,244)	(7,406)	315,752	278,827	29,318	7,607
Of which: individual					(2,653)	(5)	(541)	(2,107)
Of which: collective					(8,966)	(1,965)	(1,703)	(5,298)
(*) Spain includes all the countries where BBVA, S.A. operates
(**) Turkey includes all the countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2021, the remaining balance was €301 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2020 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	195,983	171,397	16,387	8,199	(5,679)	(753)	(849)	(4,077)	190,304	170,644	15,538	4,122
Mexico	52,211	46,373	4,071	1,767	(2,211)	(685)	(442)	(1,083)	50,000	45,688	3,628	684
Turkey (**)	39,633	30,832	5,806	2,995	(2,338)	(246)	(535)	(1,557)	37,295	30,586	5,272	1,438
South America (***)	34,499	28,484	4,312	1,703	(1,870)	(320)	(460)	(1,090)	32,629	28,165	3,852	612
Others	925	912	5	8	(7)	(1)	—	(6)	918	911	4	2
Total (****)	323,252	277,998	30,581	14,672	(12,105)	(2,005)	(2,287)	(7,813)	311,147	275,993	28,294	6,860
Of which: individual					(2,611)	(10)	(479)	(2,122)
Of which: collective					(9,494)	(1,995)	(1,808)	(5,691)
(*) Spain includes all the countries where BBVA, S.A. operates.
(**) Turkey includes all the countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020, the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

Loans And Advances Breakdown By Counterparty [Table Text Block]	The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2021 and December 31, 2020 is shown below:

June 2021 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	31	—	182	2,549	619	3,381	3,544
Credit card debt	—	—	—	2	1,450	11,760	13,213	14,235
Commercial debtors		603	—	728	14,971	70	16,372	16,578
Finance leases	—	202	—	6	7,261	327	7,795	8,131
Reverse repurchase loans	933	—	1,781	2	—	—	2,716	2,731
Other term loans	3,986	18,657	3,855	5,822	110,475	135,339	278,134	287,986
Advances that are not loans	168	275	6,251	3,529	1,052	560	11,835	11,890
LOANS AND ADVANCES	5,087	19,769	11,887	10,270	137,759	148,675	333,448	345,097
By secured loans
Of which: mortgage loans collateralized by immovable property		354	—	248	22,213	94,707	117,522	120,904
Of which: other collateralized loans	919	1,024	314	334	3,779	2,011	8,380	8,857
By purpose of the loan
Of which: credit for consumption						41,120	41,120	44,087
Of which: lending for house purchase						94,959	94,959	96,551
By subordination
Of which: project finance loans					10,240		10,240	10,715

December 2020 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	7	—	502	1,798	528	2,835	3,021
Credit card debt	—	—	—	2	1,485	11,605	13,093	14,220
Commercial debtors		898	—	317	14,262	67	15,544	15,796
Finance leases	—	197	—	6	7,125	322	7,650	8,013
Reverse repurchase loans	472	—	1,914	—	71	—	2,457	2,463
Other term loans	5,690	18,111	3,972	5,799	111,141	132,603	277,317	287,467
Advances that are not loans	48	260	8,721	3,191	1,084	473	13,777	13,833
LOANS AND ADVANCES	6,209	19,475	14,608	9,817	136,966	145,598	332,672	344,813
By secured loans
Of which: mortgage loans collateralized by immovable property		372	—	209	22,091	94,147	116,819	120,194
Of which: other collateralized loans	472	952	—	317	3,763	2,059	7,562	7,776
By purpose of the loan
Of which: credit for consumption						39,799	39,799	43,037
Of which: lending for house purchase						94,098	94,098	95,751
By subordination
Of which: project finance loans					10,721		10,721	11,032

Guarantees Received [Table Text Block]
The value of guarantees received as of June 30, 2021 and December 31, 2020, is as follows:

Guarantees received (Millions of Euros)
	June 2021	December 2020
Value of collateral	117,917	116,900
Of which: guarantees normal risks under special monitoring	11,951	11,296
Of which: guarantees non-performing risks	3,699	3,577
Value of other guarantees	47,988	47,012
Of which: guarantees normal risks under special monitoring	6,042	4,045
Of which: guarantees non-performing risks	768	575
Total value of guarantees received	165,906	163,912

Impaired Secured Loans [Table Text Block]	The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, impaired loans and advances and accumulated impairment, as well as the gross carrying amount, by counterparties as of June 30, 2021 and December 31, 2020, is as follows:

June 2021 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	5,098	—	(12)	—
General governments	19,711	67	(38)	0.3%
Credit institutions	11,877	4	(17)	—
Other financial corporations	10,297	14	(27)	0.1%
Non-financial corporations	143,226	8,082	(6,009)	5.6%
Households	154,137	6,850	(5,546)	4.4%
LOANS AND ADVANCES	344,348	15,017	(11,649)	4.4%

December 2020 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	6,229	—	(20)	—
General governments	19,439	76	(48)	0.4%
Credit institutions	14,591	6	(16)	—
Other financial corporations	9,856	14	(39)	0.1%
Non-financial corporations	142,547	7,477	(6,123)	5.2%
Households	151,410	7,106	(5,895)	4.7%
LOANS AND ADVANCES	344,072	14,678	(12,141)	4.3%

Reconciliation Of Changes In Impairment [Table Text Block]
The changes during the six months ended June 30, 2021, and the year ended December 31, 2020 of impaired financial assets and contingent risks (financial assets and guarantees given) are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	June 2021	December 2020
Balance at the beginning	15,478	16,770
Additions	4,235	9,533
Decreases (*)	(2,000)	(5,024)
Net additions	2,236	4,509
Amounts written-off	(1,918)	(3,603)
Exchange differences and other	(96)	(968)
Discontinued operations	—	(1,230)
Balance at the end	15,700	15,478
(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries.
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Table Text Block]	Below are the changes in the six months ended June 30, 2021, and the year ended December 31, 2020 in the provisions recognized on the accompanying condensed consolidated balance sheets to cover the estimated loss allowances in loans and advances of financial assets at amortized cost:

Changes in loss allowances of loans and advances at amortized cost (Millions of Euros)
	June 2021	December 2020
Balance at the beginning of the period	(12,141)	(12,427)
Increase in loss allowances charged to income	(4,480)	(9,274)
Stage 1	(966)	(1,699)
Stage 2	(1,022)	(2,169)
Stage 3	(2,491)	(5,407)
Decrease in loss allowances charged to income	2,906	4,381
Stage 1	930	1,485
Stage 2	717	1,077
Stage 3	1,259	1,818
Transfer to written-off loans, exchange differences and other	2,065	4,056
Transfer to discontinued operations	—	1,123
Closing balance	(11,649)	(12,141)